TRADE ACCOUNTS RECEIVABLE, NET - Estimated impairment losses for accounts receivable (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Estimated impairment losses for accounts receivable rollforward
Balance at beginning	R$ (1,399,895)	R$ (2,217,926)
Supplement to estimated losses (Note 24)	(1,994,769)	(1,843,775)
Reversal of estimated losses (Note 24)	513,754	495,554
Write-off due to use	1,456,158	2,166,252
Business combination (Note 1.c.1)	(8,719)
Balance at ending	R$ (1,433,471)	R$ (1,399,895)